ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Ship operating expenses	$ 1,478	$ 1,013
Administrative expenses	966	697
Interest expense	10,132	7,660
Accrued expenses	$ 12,576	$ 9,370